Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Communication Services (8.9%)
Alphabet, Inc. - Class A *	795,432	120,055
Alphabet, Inc. - Class C *	665,956	101,398
AT&T, Inc.	965,101	16,986
Charter Communications, Inc. - Class A *	13,330	3,874
Comcast Corp. - Class A	534,843	23,185
Electronic Arts, Inc.	32,753	4,345
Fox Corp. - Class A	32,300	1,010
Fox Corp. - Class B	17,886	512
The Interpublic Group of Companies, Inc.	51,916	1,694
Live Nation Entertainment, Inc. *	19,386	2,050
Match Group, Inc. *	36,844	1,337
Meta Platforms, Inc. - Class A	296,961	144,198
Netflix, Inc. *	58,414	35,477
News Corp. - Class A	51,547	1,350
News Corp. - Class B	16,798	455
Omnicom Group, Inc.	26,642	2,578
Paramount Global - Class B	65,127	767
Take-Two Interactive Software, Inc. *	21,634	3,212
T-Mobile US, Inc.	68,975	11,258
Verizon Communications, Inc.	567,489	23,812
The Walt Disney Co.	248,028	30,349
Warner Bros. Discovery, Inc. *	299,918	2,618

Total		532,520

Consumer Discretionary (10.2%)
Airbnb, Inc. *	58,141	9,591
Amazon.com, Inc. *	1,232,691	222,353
Aptiv PLC *	36,968	2,944
AutoZone, Inc. *	2,334	7,356
Bath & Body Works, Inc.	31,151	1,558
Best Buy Co., Inc.	25,864	2,122
Booking Holdings, Inc.	4,709	17,084
BorgWarner, Inc.	32,487	1,129
Caesars Entertainment, Inc. *	28,727	1,256
CarMax, Inc. *	21,680	1,889
Carnival Corp. *	134,683	2,201
Chipotle Mexican Grill, Inc. *	3,720	10,813
D.R. Horton, Inc.	40,310	6,633
Darden Restaurants, Inc.	16,118	2,694

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Deckers Outdoor Corp. *	3,465	3,261
Domino’s Pizza, Inc.	4,708	2,339
eBay, Inc.	70,351	3,713
Etsy, Inc. *	16,232	1,115
Expedia Group, Inc. *	17,648	2,431
Ford Motor Co.	526,794	6,996
Garmin, Ltd.	20,577	3,063
General Motors Co.	155,824	7,067
Genuine Parts Co.	19,204	2,975
Hasbro, Inc.	17,580	994
Hilton Worldwide Holdings, Inc.	34,036	7,260
The Home Depot, Inc.	134,340	51,533
Las Vegas Sands Corp.	45,538	2,354
Lennar Corp. - Class A	33,362	5,738
LKQ Corp.	35,613	1,902
Lowe’s Companies, Inc.	77,628	19,774
Lululemon Athletica, Inc. *	15,482	6,048
Marriott International, Inc. - Class A	33,440	8,437
McDonald’s Corp.	97,906	27,605
MGM Resorts
International *	36,885	1,741
Mohawk Industries, Inc. *	6,980	914
NIKE, Inc. - Class B	164,300	15,441
Norwegian Cruise Line Holdings, Ltd. *	57,774	1,209
NVR, Inc. *	419	3,394
O’Reilly Automotive, Inc. *	7,965	8,992
Pool Corp.	5,243	2,116
PulteGroup, Inc.	28,631	3,453
Ralph Lauren Corp.	5,388	1,012
Ross Stores, Inc.	45,443	6,669
Royal Caribbean Cruises, Ltd. *	29,997	4,170
Starbucks Corp.	152,823	13,966
Tapestry, Inc.	31,710	1,506
Tesla, Inc. *	373,996	65,745
The TJX Cos., Inc.	153,833	15,602
Tractor Supply Co.	14,593	3,819
Ulta Beauty, Inc. *	6,555	3,427
VF Corp.	44,116	677
Wynn Resorts, Ltd.	13,206	1,350
Yum! Brands, Inc.	38,315	5,312

Total		614,743

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Consumer Staples (5.9%)
Altria Group, Inc.	238,031	10,383
Archer-Daniels-Midland Co.	72,300	4,541
Brown-Forman Corp. - Class B	25,179	1,300
Bunge Global SA	19,694	2,019
Campbell Soup Co.	26,557	1,180
Church & Dwight Co., Inc.	33,144	3,457
The Clorox Co.	16,949	2,595
The Coca-Cola Co.	525,214	32,133
Colgate-Palmolive Co.	111,609	10,050
Conagra Brands, Inc.	65,083	1,929
Constellation Brands, Inc. - Class A	21,713	5,901
Costco Wholesale Corp.	59,894	43,880
Dollar General Corp.	29,610	4,621
Dollar Tree, Inc. *	27,938	3,720
The Estee Lauder Cos., Inc. - Class A	31,629	4,876
General Mills, Inc.	76,653	5,363
The Hershey Co.	20,040	3,898
Hormel Foods Corp.	39,922	1,393
The J.M. Smucker Co.	13,924	1,753
Kellanova	35,160	2,014
Kenvue, Inc.	233,621	5,014
Keurig Dr. Pepper, Inc.	137,187	4,208
Kimberly-Clark Corp.	45,472	5,882
The Kraft Heinz Co.	108,684	4,010
The Kroger Co.	88,977	5,083
Lamb Weston Holdings, Inc.	19,529	2,080
McCormick & Co., Inc.	34,058	2,616
Molson Coors Beverage Co. - Class B	25,100	1,688
Mondelez International, Inc.	181,746	12,722
Monster Beverage Corp. *	100,133	5,936
PepsiCo, Inc.	185,519	32,468
Philip Morris International, Inc.	209,549	19,199
The Procter & Gamble Co.	317,609	51,532
Sysco Corp.	67,197	5,455
Target Corp.	62,571	11,088
Tyson Foods, Inc. - Class A	38,500	2,261
Walgreens Boots Alliance, Inc.	97,233	2,109
Walmart, Inc.	577,799	34,766

Total		355,123

Index 500 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Energy (3.9%)
APA Corp.	42,216	1,451
Baker Hughes Co.	136,396	4,569
Chevron Corp.	234,115	36,929
ConocoPhillips	159,019	20,240
Coterra Energy, Inc.	101,428	2,828
Devon Energy Corp.	86,481	4,340
Diamondback Energy, Inc.	24,385	4,832
EOG Resources, Inc.	78,713	10,063
EQT Corp.	49,277	1,827
Exxon Mobil Corp.	536,002	62,305
Halliburton Co.	119,744	4,720
Hess Corp.	37,155	5,671
Kinder Morgan, Inc.	261,025	4,787
Marathon Oil Corp.	79,331	2,248
Marathon Petroleum Corp.	49,672	10,009
Occidental Petroleum Corp.	89,501	5,817
ONEOK, Inc.	78,527	6,296
Phillips 66	58,041	9,480
Pioneer Natural Resources Co.	31,625	8,302
Schlumberger, Ltd.	192,669	10,560
Targa Resources Corp.	30,225	3,385
Valero Energy Corp.	46,149	7,877
The Williams Cos., Inc.	165,192	6,438

Total		234,974

Financials (13.0%)
Aflac, Inc.	71,055	6,101
The Allstate Corp.	35,472	6,137
American Express Co.	77,189	17,575
American International Group, Inc.	95,163	7,439
Ameriprise Financial, Inc.	13,525	5,930
Aon PLC	27,139	9,057
Arch Capital Group, Ltd. *	50,394	4,658
Arthur J. Gallagher & Co.	28,962	7,242
Assurant, Inc.	7,147	1,345
Bank of America Corp.	929,325	35,240
The Bank of New York Mellon Corp.	102,496	5,906
Berkshire Hathaway, Inc. - Class B *	245,587	103,274
BlackRock, Inc.	18,875	15,736
The Blackstone Group, Inc.	96,785	12,715
Brown & Brown, Inc.	31,816	2,785
Capital One Financial Corp.	51,205	7,624
Cboe Global Markets, Inc.	14,402	2,646
The Charles Schwab Corp.	201,728	14,593
Chubb, Ltd.	54,703	14,175

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Financials continued
Cincinnati Financial Corp.	21,192	2,631
Citigroup, Inc.	256,879	16,245
Citizens Financial Group, Inc.	62,712	2,276
CME Group, Inc.	48,591	10,461
Comerica, Inc.	17,893	984
Corpay, Inc. *	9,787	3,020
Discover Financial Services	34,084	4,468
Everest Re Group, Ltd.	5,448	2,166
FactSet Research Systems, Inc.	5,233	2,378
Fidelity National Information Services, Inc.	79,973	5,932
Fifth Third Bancorp	92,312	3,435
Fiserv, Inc. *	80,969	12,941
Franklin Resources, Inc.	37,588	1,057
Global Payments, Inc.	35,296	4,718
Globe Life, Inc.	11,610	1,351
The Goldman Sachs Group, Inc.	44,018	18,386
The Hartford Financial Services Group, Inc.	40,770	4,201
Huntington Bancshares, Inc.	195,187	2,723
Intercontinental Exchange, Inc.	76,199	10,472
Invesco, Ltd.	62,069	1,030
Jack Henry & Associates, Inc.	9,805	1,703
JPMorgan Chase & Co.	390,226	78,162
KeyCorp	126,465	1,999
Loews Corp.	24,815	1,943
M&T Bank Corp.	22,691	3,300
MarketAxess Holdings, Inc.	5,237	1,148
Marsh & McLennan Cos., Inc.	66,410	13,679
Mastercard, Inc. - Class A	111,362	53,629
MetLife, Inc.	82,860	6,141
Moody’s Corp.	21,333	8,385
Morgan Stanley	169,101	15,923
MSCI, Inc.	10,676	5,983
Nasdaq, Inc.	51,592	3,255
Northern Trust Corp.	28,020	2,492
PayPal Holdings, Inc. *	144,663	9,691
The PNC Financial Services Group, Inc.	53,995	8,726
Principal Financial Group, Inc.	29,732	2,566
The Progressive Corp.	79,003	16,339
Prudential Financial, Inc.	48,934	5,745
Raymond James Financial, Inc.	25,631	3,292

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Financials continued
Regions Financial Corp.	124,586	2,621
S&P Global, Inc.	43,369	18,451
State Street Corp.	40,756	3,151
Synchrony Financial	54,728	2,360
T. Rowe Price Group, Inc.	30,292	3,693
The Travelers Cos., Inc.	30,802	7,089
Truist Financial Corp.	180,785	7,047
U.S. Bancorp	210,164	9,394
Visa, Inc. - Class A	213,482	59,579
W.R. Berkley Corp.	27,356	2,419
Wells Fargo & Co.	485,772	28,155
Willis Towers Watson PLC	13,997	3,849

Total		782,962

Health Care (12.3%)
Abbott Laboratories	234,332	26,634
AbbVie, Inc.	238,311	43,396
Agilent Technologies, Inc.	39,660	5,771
Align Technology, Inc. *	9,735	3,192
Amgen, Inc.	72,214	20,532
Baxter International, Inc.	69,248	2,960
Becton Dickinson and Co.	38,914	9,629
Biogen, Inc. *	19,641	4,235
Bio-Rad Laboratories, Inc. - Class A *	2,800	968
Bio-Techne Corp.	21,192	1,492
Boston Scientific Corp. *	196,747	13,475
Bristol-Myers Squibb Co.	274,650	14,894
Cardinal Health, Inc.	32,831	3,674
Catalent, Inc. *	24,453	1,380
Cencora, Inc.	22,246	5,406
Centene Corp. *	72,411	5,683
Charles River Laboratories International, Inc. *	6,814	1,846
Cigna Corp.	39,482	14,339
The Cooper Cos., Inc.	27,060	2,746
CVS Health Corp.	169,865	13,548
Danaher Corp.	88,768	22,167
DaVita, Inc. *	7,172	990
DENTSPLY SIRONA, Inc.	28,438	944
Dexcom, Inc. *	51,937	7,204
Edwards Lifesciences Corp. *	81,865	7,823
Elevance Health, Inc.	31,715	16,446
Eli Lilly & Co.	107,635	83,736
GE HealthCare Technologies, Inc.	54,703	4,973
Gilead Sciences, Inc.	168,132	12,316

Index 500 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Health Care continued
HCA Healthcare, Inc.	26,848	8,955
Henry Schein, Inc. *	17,921	1,353
Hologic, Inc. *	31,684	2,470
Humana, Inc.	16,498	5,720
IDEXX Laboratories, Inc. *	11,264	6,082
Illumina, Inc. *	21,436	2,944
Incyte Corp. *	25,678	1,463
Insulet Corp. *	9,534	1,634
Intuitive Surgical, Inc. *	47,557	18,980
IQVIA Holdings, Inc. *	24,634	6,230
Johnson & Johnson	324,933	51,401
Laboratory Corp. of America Holdings	11,508	2,514
McKesson Corp.	17,737	9,522
Medtronic PLC	179,476	15,641
Merck & Co., Inc.	342,040	45,132
Mettler-Toledo International, Inc. *	2,894	3,853
Moderna, Inc. *	44,848	4,779
Molina Healthcare, Inc. *	7,880	3,237
Pfizer, Inc.	762,148	21,150
Quest Diagnostics, Inc.	14,875	1,980
Regeneron Pharmaceuticals, Inc. *	14,260	13,725
ResMed, Inc.	20,038	3,968
Revvity, Inc.	16,728	1,756
STERIS PLC	13,332	2,997
Stryker Corp.	45,643	16,334
Teleflex, Inc.	6,424	1,453
Thermo Fisher Scientific, Inc.	52,152	30,311
UnitedHealth Group, Inc.	124,846	61,761
Universal Health Services, Inc. - Class B	8,235	1,503
Vertex Pharmaceuticals, Inc. *	34,784	14,540
Viatris, Inc.	161,583	1,929
Waters Corp. *	8,069	2,778
West Pharmaceutical Services, Inc.	10,072	3,986
Zimmer Biomet Holdings, Inc.	28,140	3,714
Zoetis, Inc.	61,917	10,477

Total		738,671

Industrials (8.7%)
3M Co.	74,603	7,913
A.O. Smith Corp.	16,649	1,489
Allegion PLC	12,067	1,626
American Airlines Group, Inc. *	88,090	1,352
AMETEK, Inc.	31,317	5,728
Automatic Data Processing, Inc.	55,448	13,848

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Axon Enterprise, Inc. *	9,316	2,915
The Boeing Co. *	77,085	14,877
Broadridge Financial Solutions, Inc.	15,949	3,267
Builders FirstSource, Inc. *	16,727	3,488
C.H. Robinson Worldwide, Inc.	15,929	1,213
Carrier Global Corp.	112,772	6,555
Caterpillar, Inc.	68,716	25,180
Cintas Corp.	11,631	7,991
Copart, Inc. *	116,744	6,762
CSX Corp.	266,342	9,873
Cummins, Inc.	19,166	5,647
Dayforce, Inc. *	20,884	1,383
Deere & Co.	35,147	14,436
Delta Air Lines, Inc.	86,435	4,138
Dover Corp.	19,074	3,380
Eaton Corp. PLC	53,897	16,853
Emerson Electric Co.	77,277	8,765
Equifax, Inc.	16,643	4,452
Expeditors International of Washington, Inc.	19,708	2,396
Fastenal Co.	77,240	5,958
FedEx Corp.	31,032	8,991
Fortive Corp.	47,637	4,098
Generac Holdings, Inc. *	8,613	1,086
General Dynamics Corp.	30,684	8,668
General Electric Co.	146,902	25,786
Honeywell International, Inc.	88,985	18,264
Howmet Aerospace, Inc.	51,011	3,491
Hubbell, Inc.	7,316	3,036
Huntington Ingalls Industries, Inc.	5,379	1,568
IDEX Corp.	10,200	2,489
Illinois Tool Works, Inc.	36,702	9,848
Ingersoll-Rand, Inc.	54,504	5,175
J.B. Hunt Transport Services, Inc.	11,133	2,218
Jacobs Solutions, Inc.	16,960	2,607
Johnson Controls International PLC	91,842	5,999
L3Harris Technologies, Inc.	25,583	5,452
Leidos Holdings, Inc.	18,535	2,430
Lockheed Martin Corp.	29,029	13,204
Masco Corp.	29,664	2,340
Nordson Corp.	7,294	2,002
Norfolk Southern Corp.	30,653	7,813
Northrop Grumman Corp.	19,037	9,112
Old Dominion Freight Line, Inc.	24,256	5,320
Otis Worldwide Corp.	54,728	5,433
PACCAR, Inc.	70,604	8,747

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Parker Hannifin Corp.	17,333	9,634
Paychex, Inc.	43,100	5,293
Paycom Software, Inc.	6,632	1,320
Pentair PLC	22,165	1,894
Quanta Services, Inc.	19,515	5,070
Republic Services, Inc.	27,722	5,307
Robert Half International, Inc.	14,354	1,138
Rockwell Automation, Inc.	15,544	4,528
Rollins, Inc.	35,876	1,660
RTX Corp.	179,094	17,467
Snap-on, Inc.	7,239	2,144
Southwest Airlines Co.	80,951	2,363
Stanley Black & Decker, Inc.	20,474	2,005
Textron, Inc.	26,569	2,549
Trane Technologies PLC	30,715	9,221
TransDigm Group, Inc.	7,525	9,268
Uber Technologies, Inc. *	277,768	21,385
Union Pacific Corp.	82,307	20,242
United Airlines Holdings, Inc. *	44,908	2,150
United Parcel Service, Inc. - Class B	97,625	14,510
United Rentals, Inc.	9,070	6,540
Veralto Corp.	29,870	2,648
Verisk Analytics, Inc.	19,659	4,634
W.W. Grainger, Inc.	5,988	6,092
Waste Management, Inc.	49,683	10,590
Westinghouse Air Brake Technologies Corp.	24,285	3,538
Xylem, Inc.	32,508	4,201

Total		524,053

Information Technology (29.3%)
Accenture PLC - Class A	84,631	29,334
Adobe, Inc. *	61,011	30,786
Advanced Micro Devices, Inc. *	218,098	39,365
Akamai Technologies, Inc. *	20,294	2,207
Amphenol Corp. - Class A	81,162	9,362
Analog Devices, Inc.	66,928	13,238
ANSYS, Inc. *	11,847	4,113
Apple, Inc.	1,959,273	335,976
Applied Materials, Inc.	112,311	23,162
Arista Networks, Inc. *	34,120	9,894
Autodesk, Inc. *	28,976	7,546
Broadcom, Inc.	59,398	78,727
Cadence Design Systems, Inc. *	36,688	11,420
CDW Corp.	18,046	4,616

Index 500 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Cisco Systems, Inc.	549,054	27,403
Cognizant Technology Solutions Corp. - Class A	67,214	4,926
Corning, Inc.	103,095	3,398
Enphase Energy, Inc. *	18,483	2,236
EPAM Systems, Inc. *	7,827	2,161
F5, Inc. *	7,901	1,498
Fair Isaac Corp. *	3,350	4,186
First Solar, Inc. *	13,619	2,299
Fortinet, Inc. *	86,395	5,902
Gartner, Inc. *	10,566	5,036
Gen Digital, Inc.	76,734	1,719
Hewlett Packard Enterprise Co.	173,893	3,083
HP, Inc.	118,591	3,584
Intel Corp.	570,586	25,203
International Business Machines Corp.	123,508	23,585
Intuit, Inc.	37,786	24,561
Jabil, Inc.	17,343	2,323
Juniper Networks, Inc.	43,428	1,609
Keysight Technologies, Inc. *	23,577	3,687
KLA Corp.	18,254	12,752
Lam Research Corp.	17,696	17,193
Microchip Technology, Inc.	73,339	6,579
Micron Technology, Inc.	148,839	17,547
Microsoft Corp.	1,002,954	421,963
Monolithic Power Systems, Inc.	6,483	4,392
Motorola Solutions, Inc.	22,497	7,986
NetApp, Inc.	27,738	2,912
NVIDIA Corp.	333,399	301,246
NXP Semiconductors NV	34,793	8,621
ON Semiconductor Corp. *	57,681	4,242
Oracle Corp.	214,676	26,965
Palo Alto Networks, Inc. *	42,559	12,092
PTC, Inc. *	16,108	3,043
Qorvo, Inc. *	13,352	1,533
QUALCOMM, Inc.	150,868	25,542
Roper Technologies, Inc.	14,478	8,120
Salesforce, Inc.	130,660	39,352
Seagate Technology Holdings PLC	25,994	2,419
ServiceNow, Inc. *	27,671	21,096
Skyworks Solutions, Inc.	21,602	2,340
Super Micro Computer, Inc. *	6,568	6,634
Synopsys, Inc. *	20,615	11,781
TE Connectivity, Ltd.	41,681	6,054
Teledyne Technologies, Inc. *	6,386	2,742

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Teradyne, Inc.	20,635	2,328
Texas Instruments, Inc.	122,735	21,382
Trimble, Inc. *	33,383	2,149
Tyler Technologies, Inc. *	5,685	2,416
VeriSign, Inc. *	12,041	2,282
Western Digital Corp. *	44,019	3,004
Zebra Technologies Corp. - Class A *	6,915	2,084

Total		1,758,936

Materials (2.4%)
Air Products and Chemicals, Inc.	30,112	7,295
Albemarle Corp.	15,981	2,105
Amcor PLC	195,917	1,863
Avery Dennison Corp.	10,813	2,414
Ball Corp.	42,559	2,867
Celanese Corp.	13,601	2,337
CF Industries Holdings, Inc.	25,629	2,133
Corteva, Inc.	94,475	5,448
Dow, Inc.	95,075	5,508
DuPont de Nemours, Inc.	58,292	4,469
Eastman Chemical Co.	16,071	1,611
Ecolab, Inc.	33,833	7,812
FMC Corp.	17,080	1,088
Freeport-McMoRan, Inc.	193,557	9,101
International Flavors & Fragrances, Inc.	34,307	2,950
International Paper Co.	47,477	1,852
Linde PLC	65,450	30,390
LyondellBasell Industries NV - Class A	34,717	3,551
Martin Marietta Materials, Inc.	8,343	5,122
The Mosaic Co.	45,432	1,475
Newmont Corp.	155,446	5,571
Nucor Corp.	33,324	6,595
Packaging Corp. of America	11,994	2,276
PPG Industries, Inc.	32,034	4,642
The Sherwin-Williams Co.	31,750	11,028
Steel Dynamics, Inc.	20,618	3,056
Vulcan Materials Co.	18,022	4,919
WestRock Co.	34,564	1,709

Total		141,187

Real Estate (2.3%)
Alexandria Real Estate Equities, Inc.	21,200	2,733
American Tower Corp.	63,189	12,485
AvalonBay Communities, Inc.	19,230	3,568
Boston Properties, Inc.	19,540	1,276
Camden Property Trust	14,560	1,433

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
CBRE Group, Inc. - Class A *	40,140	3,903
CoStar Group, Inc. *	55,237	5,336
Crown Castle International Corp.	58,829	6,226
Digital Realty Trust, Inc.	39,637	5,709
Equinix, Inc.	12,711	10,491
Equity Residential	46,410	2,929
Essex Property Trust, Inc.	8,700	2,130
Extra Space Storage, Inc.	28,518	4,192
Federal Realty Investment Trust	9,945	1,016
Healthpeak Properties, Inc.	95,935	1,799
Host Hotels & Resorts, Inc.	97,298	2,012
Invitation Homes, Inc.	77,466	2,759
Iron Mountain, Inc.	39,752	3,188
Kimco Realty Corp.	84,389	1,655
Mid-America Apartment Communities, Inc.	15,777	2,076
Prologis, Inc.	124,717	16,241
Public Storage	21,356	6,195
Realty Income Corp.	112,708	6,097
Regency Centers Corp.	21,039	1,274
SBA Communications Corp.	14,563	3,156
Simon Property Group, Inc.	44,222	6,920
UDR, Inc.	41,020	1,535
Ventas, Inc.	55,187	2,403
VICI Properties, Inc.	138,359	4,122
Welltower, Inc.	72,651	6,788
Weyerhaeuser Co.	98,953	3,553

Total		135,200

Utilities (2.2%)
The AES Corp.	91,753	1,645
Alliant Energy Corp.	34,454	1,736
Ameren Corp.	35,531	2,628
American Electric Power Co., Inc.	70,100	6,036
American Water Works Co., Inc.	26,600	3,251
Atmos Energy Corp.	19,735	2,346
CenterPoint Energy, Inc.	86,516	2,465
CMS Energy Corp.	40,251	2,429
Consolidated Edison, Inc.	46,795	4,249
Constellation Energy Corp.	43,110	7,969
Dominion Energy, Inc.	113,591	5,587
DTE Energy Co.	26,492	2,971
Duke Energy Corp.	104,471	10,103
Edison International	51,774	3,662
Entergy Corp.	27,973	2,956

Index 500 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Evergy, Inc.	31,291	1,670
Eversource Energy	47,845	2,860
Exelon Corp.	134,363	5,048
FirstEnergy Corp.	70,368	2,718
NextEra Energy, Inc.	275,965	17,637
NiSource, Inc.	55,036	1,522
NRG Energy, Inc.	30,602	2,071
PG&E Corp.	285,173	4,779

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Pinnacle West Capital Corp.	15,533	1,161
PPL Corp.	100,820	2,776
Public Service Enterprise Group, Inc.	67,547	4,511
Sempra	84,946	6,102
The Southern Co.	147,834	10,606
WEC Energy Group, Inc.	42,513	3,491

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Xcel Energy, Inc.	74,342	3,996

Total		130,981

Total Common Stocks (Cost: $1,812,722)		5,949,350

Total Investments (99.1%) (Cost: $1,812,722)@		5,949,350

Other Assets, Less Liabilities (0.9%)		53,986

Net Assets (100.0%)		6,003,336

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P 500 Future	Long	USD	11	210	6/24	$55,739	$1,231	$(26)

							$1,231	$(26)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$ (26)	$ (26)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,812,722 and the net unrealized appreciation of investments based on that cost was $4,137,859 which is comprised of $4,236,971 aggregate gross unrealized appreciation and $99,112 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$5,949,350	$—	$—
Other Financial Instruments^
Futures	1,231	—	—

Total Assets:	$5,950,581	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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